Share-Based Compensation (Schedule of Assumptions Used for Estimating the Fair Value of Options) (Details) - Options [Member] - $ / shares	6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	3.41%	2.87%
Option contractual life	10 years	10 years
Expected volatility	18.92%	18.43%
Expected dividend yield	3.78%	3.69%
Exercise price/share price	$ 81.78	$ 90.55